8. OTHER OPERATING GAINS (LOSSES), NET (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Gains Losses Net
Insurance proceeds		$ 6,171
Loss on disposal of assets	(353)	(269)	(2,565)
Other	1,096
Other operating gains (losses), net	$ 743	$ 5,902	$ (2,565)